Current Liabilities - Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Current Provisions [Abstract]
Summary of Current Provisions

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Annual leave	289,043	277,469
Long service leave	202,959	163,296
Total current provisions	492,002	440,765